Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
The amended and restated 2006 Employee Plan authorizes the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 19,200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or canceled. The Employee Plan permits the granting of option rights, appreciation rights, restricted stock, restricted stock units (RSUs), performance shares and performance units to eligible employees. At December 31, 2016, no appreciation rights, performance shares or performance units had been granted under the 2006 Employee Plan.
The 2006 Stock Plan for Nonemployee Directors (Nonemployee Director Plan) authorizes the Board of Directors, or a committee of the Board of Directors, to issue or transfer up to an aggregate of 200,000 shares of common stock, plus any shares relating to awards that expire, are forfeited or are canceled. The Nonemployee Director Plan permits the granting of option rights, appreciation rights, restricted stock and RSUs to members of the Board of Directors who are not employees of the Company. At December 31, 2016, no option rights or appreciation rights had been granted under the Nonemployee Director Plan.
The cost of the Company’s stock-based compensation is recorded in accordance with the Stock Compensation Topic of the ASC. The tax benefits associated with these share-based payments are classified as financing activities in the Statements of Consolidated Cash Flows. At December 31, 2016, the Company had total unrecognized stock-based compensation expense of $98,080 that is expected to be recognized over a weighted-average period of 1.05 years. Stock-based compensation expense during 2016, 2015 and 2014 was $72,109, $72,342 and $64,735, respectively. The related tax benefit was $27,442, $27,634 and $24,816 during 2016, 2015 and 2014, respectively. Subsequent to the adoption of ASU No. 2016-09, excess tax benefits from share-based payments are recognized in the income tax provision rather than other capital (see Note 1). Therefore, in 2016, the Company's $44,233 tax benefit from options exercised was recognized in the income tax provision. The Company issues new shares upon exercise of option rights, granting of restricted stock and vesting of RSUs.
Option rights. The fair value of the Company’s option rights was estimated at the date of grant using a Black-Scholes-Merton option-pricing model with the following weighted-average assumptions for all options granted:

	2016	2015	2014
Risk-free interest rate	1.24%	1.37%	1.47%
Expected life of option rights	5.05 years	5.05 years	5.10 years
Expected dividend yield of stock	1.06%	1.13%	1.19%
Expected volatility of stock	.212	.245	.223

The risk-free interest rate is based upon the U.S. Treasury yield curve at the time of grant. The expected life of option rights was calculated using a scenario analysis model. Historical data was used to aggregate the holding period from actual exercises, post-vesting cancellations and hypothetical assumed exercises on all outstanding option rights. The expected dividend yield of stock is the Company’s best estimate of the expected future dividend yield. Expected volatility of stock was calculated using historical and implied volatilities. The Company applied an estimated forfeiture rate of 2.00 percent to the 2016 grants. This rate was calculated based upon historical activity and is an estimate of granted shares not expected to vest. If actual forfeitures differ from the expected rate, the Company may be required to make additional adjustments to compensation expense in future periods.
Grants of option rights for non-qualified and incentive stock options have been awarded to certain officers and key employees under the 2006 Employee Plan and the 2003 Stock Plan. The option rights generally become exercisable to the extent of one-third of the optioned shares for each full year following the date of grant and generally expire ten years after the date of grant. Unrecognized compensation expense with respect to option rights granted to eligible employees amounted to $42,622 at December 31, 2016. The unrecognized compensation expense is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted-average period of 1.08 years.
The weighted-average per share grant date fair value of options granted during 2016, 2015 and 2014, respectively, was $49.36, $50.73 and $43.11. The total intrinsic value of exercised option rights for employees was $129,230, $223,417 and $195,097. The total fair value of options vested during the year was $32,476, $32,655 and $32,313 during 2016, 2015 and 2014, respectively. There were no outstanding option rights for nonemployee directors for 2016, 2015 and 2014.
A summary of the Company’s non-qualified and incentive stock option right activity is shown in the following table:

	2016			2015			2014
	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value	Optioned Shares	Weighted- Average Exercise Price Per Share	Aggregate Intrinsic Value
Outstanding beginning of year	5,219,506	$141.58		5,699,892	$117.31		6,484,592	$96.25
Granted	712,967	271.46		697,423	241.84		672,565	224.65
Exercised	(733,876)	108.81		(1,133,287)	79.41		(1,421,045)	70.71
Forfeited	(26,653)	232.83		(43,632)	193.60		(31,617)	158.92
Expired	(8,235)	176.28		(890)	87.59		(4,603)	86.66
Outstanding end of year	5,163,709	$163.61	$545,531	5,219,506	$141.58	$616,866	5,699,892	$117.31	$830,647
Exercisable at end of year	3,783,755	$130.59	$522,921	3,807,351	$110.96	$565,934	4,095,246	$87.79	$717,691

The weighted-average remaining term for options outstanding at the end of 2016, 2015 and 2014, respectively, was 6.25, 6.44 and 6.57 years. The weighted-average remaining term for options exercisable at the end of 2016, 2015 and 2014, respectively, was 5.20, 5.47 and 5.63 years. Shares reserved for future grants of option rights, restricted stock and RSUs were 2,557,106, 3,605,437 and 4,604,924 at December 31, 2016, 2015 and 2014, respectively.
Restricted stock and RSUs. Grants of restricted stock and RSUs, which generally require three years of continuous employment from the date of grant before vesting and receiving the stock without restriction, have been awarded to certain officers and key employees under the 2006 Employee Plan. The February 2016 grant consisted of performance-based awards that vest at the end of a three-year period based on the Company’s achievement of specified financial goals relating to earnings per share and return on net assets employed. The February 2015 and 2014 grants consisted of a combination of performance-based awards and time-based awards. The performance based awards vest at the end of a three-year period based on the Company’s achievement of specified financial goals relating to earnings per share. The time-based awards vest at the end of a three-year period based on continuous employment. Unrecognized compensation expense with respect to grants of restricted stock and RSUs to eligible employees amounted to $53,995 at December 31, 2016 and is being amortized on a straight-line basis over the vesting period and is expected to be recognized over a weighted-average period of 0.92 years.
Grants of restricted stock and RSUs have been awarded to nonemployee directors under the Nonemployee Plan. These grants generally vest and stock is received without restriction to the extent of one-third of the granted stock for each year following the date of grant. Unrecognized compensation expense with respect to grants of restricted stock and RSUs to nonemployee directors amounted to $1,463 at
December 31, 2016 and is being amortized on a straight-line basis over the three-year vesting period and is expected to be recognized over a weighted-average period of 0.89 years.
A summary of the Company’s restricted stock and RSU activity for the years ended December 31 is shown in the following table:

	2016	2015	2014
Outstanding at beginning of year	467,744	655,276	749,382
Granted	99,662	112,494	201,412
Vested	(166,405)	(290,901)	(294,438)
Forfeited	(3,675)	(9,125)	(1,080)
Outstanding at end of year	397,326	467,744	655,276

The weighted-average per share fair value of restricted stock and RSUs granted during the year was $257.99, $285.88 and $191.60 in 2016, 2015 and 2014, respectively.